Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 19,313	$ 22,159
Ending balance	25,380	19,313
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	47,530	47,338
Acquisitions through business combination (refer note 7 (b) and 7 (c))	233
Additions/adjustments	15,019	4,990
Disposals/adjustments	(5,001)	(3,348)
Effect of movements in foreign exchange rates	(3,735)	(1,450)
Ending balance	54,046	47,530
Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(28,217)	(25,179)
Depreciation for the year	6,096	6,023
Disposals/adjustments	3,523	2,174
Effect of movements in foreign exchange rates	(2,124)	(811)
Ending balance	(28,666)	(28,217)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	839	892
Ending balance	818	839
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	839	892
Effect of movements in foreign exchange rates	(21)	(53)
Ending balance	818	839
Building (Owned) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	505	537
Effect of movements in foreign exchange rates	(19)	(32)
Ending balance	486	505
Building (Owned) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(505)	(537)
Effect of movements in foreign exchange rates	(19)	(32)
Ending balance	(486)	(505)
Buildings (Right-of-use)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,618	14,038
Ending balance	13,931	11,618
Buildings (Right-of-use) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,076	23,528
Acquisitions through business combination (refer note 7 (b) and 7 (c))	202
Additions/adjustments	7,530	1,891
Disposals/adjustments	(1,585)	(1,669)
Effect of movements in foreign exchange rates	(1,825)	(674)
Ending balance	27,398	23,076
Buildings (Right-of-use) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(11,458)	(9,490)
Depreciation for the year	3,220	3,064
Disposals/adjustments	340	793
Effect of movements in foreign exchange rates	(871)	(303)
Ending balance	(13,467)	(11,458)
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,644	2,826
Ending balance	3,659	2,644
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,376	12,954
Acquisitions through business combination (refer note 7 (b) and 7 (c))	17
Additions/adjustments	2,616	1,600
Disposals/adjustments	(1,788)	(779)
Effect of movements in foreign exchange rates	(1,070)	(399)
Ending balance	13,151	13,376
Computers [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,732)	(10,128)
Depreciation for the year	1,363	1,675
Disposals/adjustments	1,768	754
Effect of movements in foreign exchange rates	(835)	(317)
Ending balance	(9,492)	(10,732)
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	210	325
Ending balance	358	210
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	857	889
Acquisitions through business combination (refer note 7 (b) and 7 (c))	11
Additions/adjustments	275	25
Disposals/adjustments	(140)	(35)
Effect of movements in foreign exchange rates	(64)	(22)
Ending balance	939	857
Furniture and Fixtures [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(647)	(564)
Depreciation for the year	116	132
Disposals/adjustments	138	33
Effect of movements in foreign exchange rates	(44)	(16)
Ending balance	(581)	(647)
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	290	443
Ending balance	221	290
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,776	1,873
Acquisitions through business combination (refer note 7 (b) and 7 (c))	3
Additions/adjustments	85	98
Disposals/adjustments	(63)	(137)
Effect of movements in foreign exchange rates	(115)	(58)
Ending balance	1,686	1,776
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,486)	(1,430)
Depreciation for the year	132	227
Disposals/adjustments	55	126
Effect of movements in foreign exchange rates	(98)	(45)
Ending balance	(1,465)	(1,486)
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,592	846
Ending balance	3,061	1,592
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,552	1,661
Additions/adjustments	2,648	1,367
Disposals/adjustments	(793)	(409)
Effect of movements in foreign exchange rates	(244)	(67)
Ending balance	4,163	2,552
Motor Vehicles [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(960)	(815)
Depreciation for the year	814	465
Disposals/adjustments	593	291
Effect of movements in foreign exchange rates	(79)	(29)
Ending balance	(1,102)	(960)
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,120	2,789
Ending balance	3,313	2,120
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,549	5,004
Additions/adjustments	1,846	9
Disposals/adjustments	(632)	(319)
Effect of movements in foreign exchange rates	(377)	(145)
Ending balance	5,386	4,549
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,429)	(2,215)
Depreciation for the year	451	460
Disposals/adjustments	629	177
Effect of movements in foreign exchange rates	(178)	(69)
Ending balance	(2,073)	$ (2,429)
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ending balance	19
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions/adjustments	19
Ending balance	$ 19